UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Fox Factory Holding Corp.	1,032,853	$15,689,037	*

Distributors - 0.7%
Core-Mark Holding Co. Inc.	383,797	25,591,584

Diversified Consumer Services - 0.3%
LifeLock Inc.	634,549	9,423,053	*

Hotels, Restaurants & Leisure - 2.8%
Buffalo Wild Wings Inc.	403,159	71,891,313	*
Noodles & Co.	1,097,503	28,205,827	*

Total Hotels, Restaurants & Leisure		100,097,140

Media - 1.8%
Lions Gate Entertainment Corp.	2,279,047	65,477,020

Specialty Retail - 5.7%
Hibbett Sports Inc.	1,201,515	56,519,266	*
Lumber Liquidators Holdings Inc.	1,025,623	64,768,092	*
Monro Muffler Inc.	996,443	56,936,753
Stage Stores Inc.	1,270,881	25,417,620

Total Specialty Retail		203,641,731

TOTAL CONSUMER DISCRETIONARY		419,919,565

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 3.8%
Casey’s General Stores Inc.	759,157	69,311,034
Diplomat Pharmacy Inc.	457,134	11,231,783	*
Fresh Market Inc.	1,485,839	56,625,324	*

TOTAL CONSUMER STAPLES		137,168,141

ENERGY - 1.8%
Energy Equipment & Services - 1.7%
Geospace Technologies Corp.	516,401	12,383,296	*
Newpark Resources Inc.	3,510,038	30,326,728	*
TETRA Technologies Inc.	3,695,777	18,257,139	*

Total Energy Equipment & Services		60,967,163

Oil, Gas & Consumable Fuels - 0.1%
Comstock Resources Inc.	1,414,187	5,713,315

TOTAL ENERGY		66,680,478

FINANCIALS - 8.6%
Banks - 3.7%
Old National Bancorp	1,959,810	26,281,052
SVB Financial Group	598,265	67,544,118	*
Western Alliance Bancorp	1,536,704	39,508,660	*

Total Banks		133,333,830

Capital Markets - 3.0%
Financial Engines Inc.	1,629,216	58,488,855

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Capital Markets - (continued)
WisdomTree Investments Inc.	2,850,884	$49,662,399

Total Capital Markets		108,151,254

Diversified Financial Services - 0.0%
Primus Guaranty Ltd.	1,122,337	247,251	*(a)

Insurance - 0.8%
American Equity Investment Life Holding Co.	1,115,197	28,448,675

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	257,149	37,821,475

TOTAL FINANCIALS		308,002,485

HEALTH CARE - 17.7%
Biotechnology - 1.0%
Acorda Therapeutics Inc.	891,926	37,059,525	*

Health Care Equipment & Supplies - 3.4%
Endologix Inc.	1,878,467	26,167,045	*
Insulet Corp.	1,614,063	47,437,312	*
Integra LifeSciences Holdings Corp.	601,814	33,533,076	*
Novadaq Technologies Inc.	1,158,219	16,481,456	*

Total Health Care Equipment & Supplies		123,618,889

Health Care Providers & Services - 1.6%
Accretive Health Inc.	1,928,961	11,284,422	*
Mednax Inc.	663,665	45,056,217	*

Total Health Care Providers & Services		56,340,639

Health Care Technology - 4.8%
athenahealth Inc.	544,466	76,067,345	*
Medidata Solutions Inc.	1,944,477	83,593,066	*
Vocera Communications Inc.	1,246,298	11,166,830	*

Total Health Care Technology		170,827,241

Life Sciences Tools & Services - 3.5%
ICON PLC	1,551,604	87,510,466	*
INC Research Holdings Inc., Class A Shares	817,475	19,047,167	*
Luminex Corp.	1,161,027	20,492,127	*

Total Life Sciences Tools & Services		127,049,760

Pharmaceuticals - 3.4%
Endo International PLC	479,963	38,209,826	*
Pacira Pharmaceuticals Inc.	776,642	83,372,519	*

Total Pharmaceuticals		121,582,345

TOTAL HEALTH CARE		636,478,399

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.8%
Orbital Sciences Corp.	2,363,168	66,381,389	*

Air Freight & Logistics - 1.2%
XPO Logistics Inc.	1,147,936	42,232,565	*

Building Products - 1.7%
Trex Co. Inc.	1,456,202	61,932,271	*

Commercial Services & Supplies - 1.8%
Copart Inc.	1,103,473	40,387,112	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
US Ecology Inc.	614,234	$25,466,142

Total Commercial Services & Supplies		65,853,254

Construction & Engineering - 0.5%
Quanta Services Inc.	707,613	18,737,592	*

Electrical Equipment - 0.9%
Thermon Group Holdings Inc.	1,505,202	30,781,381	*

Machinery - 3.6%
Chart Industries Inc.	682,835	19,460,798	*
IDEX Corp.	702,280	50,809,958
Tennant Co.	904,815	59,002,986

Total Machinery		129,273,742

Professional Services - 0.3%
RPX Corp.	988,449	12,207,345	*

Trading Companies & Distributors - 1.4%
H&E Equipment Services Inc.	1,337,900	23,466,766
MSC Industrial Direct Co. Inc., Class A Shares	333,512	25,036,746

Total Trading Companies & Distributors		48,503,512

TOTAL INDUSTRIALS		475,903,051

INFORMATION TECHNOLOGY - 39.1%
Communications Equipment - 0.6%
Sonus Networks Inc.	1,168,455	22,294,129	*

Electronic Equipment, Instruments & Components - 4.6%
FEI Co.	926,287	76,159,317
MTS System Corp.	650,100	46,989,228
OSI Systems Inc.	617,674	43,224,827	*

Total Electronic Equipment, Instruments & Components		166,373,372

Internet Software & Services - 12.0%
comScore Inc.	1,149,204	47,760,918	*
Cornerstone OnDemand Inc.	1,416,696	46,680,133	*
Cvent Inc.	664,937	16,610,126	*
E2open Inc.	1,071,354	6,310,275	*
Envestnet Inc.	926,509	47,687,418	*
GrubHub Inc.	620,731	21,371,768	*
LivePerson Inc.	3,109,517	33,271,832	*(a)
Marketo Inc.	1,720,191	59,226,176	*
MercadoLibre Inc.	399,627	49,529,771
New Relic Inc.	123,871	3,847,433	*
OPOWER Inc.	827,273	9,439,185	*
Trulia Inc.	1,555,085	66,371,028	*
Wix.com Ltd.	532,677	10,536,351	*
XO Group Inc.	705,842	11,604,043	*

Total Internet Software & Services		430,246,457

IT Services - 3.8%
Cardtronics Inc.	1,597,027	53,676,078	*
MAXIMUS Inc.	1,478,224	82,366,641

Total IT Services		136,042,719

Semiconductors & Semiconductor Equipment - 2.5%
Integrated Device Technology Inc.	2,105,785	38,514,808	*
Monolithic Power Systems	768,199	36,481,770
Ultratech Inc.	844,785	13,465,873	*

Total Semiconductors & Semiconductor Equipment		88,462,451

Software - 15.6%
Aspen Technology Inc.	1,655,787	58,523,791	*
Barracuda Networks Inc.	1,190,096	40,296,651	*
BroadSoft Inc.	1,197,133	32,190,906	*
Datastax	891,687	6,399,994	(b)(c)(d)

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Software - (continued)
Fortinet Inc.		3,436,752	$102,741,701	*
HubSpot Inc.		341,048	11,476,265	*
Imperva Inc.		1,135,827	47,432,136	*
Monotype Imaging Holdings Inc.		1,545,985	45,359,200
Qualys Inc.		1,112,110	42,282,422	*
Solarwinds Inc.		1,210,066	58,264,678	*
Tableau Software Inc., Class A Shares		634,538	51,245,289	*
Varonis Systems Inc.		491,833	16,215,734	*
Verint Systems Inc.		933,231	49,815,871	*

Total Software			562,244,638

TOTAL INFORMATION TECHNOLOGY			1,405,663,766

MATERIALS - 1.8%
Chemicals - 0.9%
Balchem Corp.		341,221	18,074,477
Kraton Performance Polymers Inc.		743,739	14,383,912	*

Total Chemicals			32,458,389

Metals & Mining - 0.9%
Compass Minerals International Inc.		360,240	31,484,976

TOTAL MATERIALS			63,943,365

UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.		899,436	38,262,007

TOTAL COMMON STOCKS (Cost - $2,907,874,670)			3,552,021,257

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Turn Inc., Series E Shares		878,957	5,862,643	(b)(c)(d)

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
AppDynamics Inc., Series E Shares		690,354	6,836,003	(b)(c)(d)

TOTAL PREFERRED STOCKS (Cost - $14,166,525)			12,698,646

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,922,041,195)			3,564,719,903

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $25,879,277)	0.088%	25,879,277	25,879,277

TOTAL INVESTMENTS - 99.9% (Cost - $2,947,920,472#)			3,590,599,180
Other Assets in Excess of Liabilities - 0.1%			4,093,467

TOTAL NET ASSETS - 100.0%			$3,594,692,647

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2015, the total market value of Affiliated Companies was $33,519,083, and the cost was $32,300,664 (See Note 3).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Restricted security (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-term investments†:
Common stocks:
Information technology	$1,399,263,772	—	$6,399,994	$1,405,663,766
Other common stocks	2,146,357,491	—	—	2,146,357,491
Preferred stocks	—	—	12,698,646	12,698,646

Total long-term investments	$3,545,621,263	—	$19,098,640	$3,564,719,903

Short-term investments†	25,879,277	—	—	25,879,277

Total investments	$3,571,500,540	—	$19,098,640	$3,590,599,180

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$875,126,739
Gross unrealized depreciation	(232,448,031)

Net unrealized appreciation	$642,678,708

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2015:

	Affiliate Value at 10/31/14	Purchased		Sold		Dividend Income	Affiliate Value at 1/31/15	Realized Gain/Loss
Company		Cost	Shares	Cost	Shares
LivePerson Inc.	$52,001,093	—	—	$7,043,694	501,670	—	$33,271,832	$45,157
Primus Guaranty Ltd.	291,808	—	—	—	—	—	247,251	—

	$52,292,901	—	—	$7,043,694	501,670	—	$33,519,083	$45,157

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/15	Value per Share	Percent of Net Assets	Distributions Received
Turn Inc., Series E Shares	878,957	12/13	$7,330,501	$5,862,643	$6.67	0.16%	—
AppDynamics Inc., Series E Shares	690,354	7/14	6,836,023	6,836,003	9.90	0.19	—
Datastax	891,687	8/14	6,399,994	6,399,994	7.18	0.18	—

			$20,566,518	$19,098,640		0.53%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015